Acquisitions and Divestitures	12 Months Ended
Mar. 31, 2024
Business Combinations [Abstract]
Acquisitions and Divestitures
3. Acquisitions and Divestitures
(1) DHC Corporation acquisition
On November 11, 2022, in an effort to expand ORIX Group’s network in the healthcare business, the Company executed a share purchase agreement with Mr. Yoshiaki Yoshida, a major shareholder of DHC Corporation (hereinafter, “DHC”), and reached a basic agreement to acquire the shares of DHC. On January 31, 2023, as the date of the business combination, the Company acquired the total number of issued shares of DHC and DHC became a wholly owned subsidiary of the Company.
The total cost of the acquisition consideration is ¥300,000 million, which is paid in cash.
Transaction costs of ¥3,435 million are included in selling, general and administrative expenses in the Company’s consolidated statements of income for the year ended March 31, 2022 and 2023.
The Company allocated the acquisition consideration to DHC’s respective assets acquired and liabilities assumed, and recorded the identified assets and liabilities based on their fair values at the acquisition date by the acquisition method of accounting in accordance with ASC 805 (“Business Combinations”).
The Company finalized the purchase price allocation during fiscal 2024. As a result, the following table provides fair value amounts allocated to assets acquired and liabilities assumed from DHC.

	Millions of yen
	Pre l iminary Valuation 2023	Adjustments	Final Valuation 2024
Cash and Cash Equivalents	¥101,254	¥0	¥101,254
Property under Facility Operations	18,790	(292)	18,498
Trade Notes, Accounts and Other Receivable	11,117	0	11,117
Inventories	17,370	1,727	19,097
Office Facilities	17,316	447	17,763
Other Assets and other	197,840	5,390	203,230

Total Assets	363,687	7,272	370,959

Short-Term Debt	5,000	0	5,000
Trade Notes, Accounts and Other Payable	13,748	0	13,748
Current and Deferred Income Taxes	25,472	8,095	33,567
Other Liabilities	19,114	(823)	18,291

Total Liabilities	63,334	7,272	70,606

Noncontrolling interests	353	0	353

Net	¥300,000	¥0	¥300,000

Goodwill and other intangible assets that were identified in connection with the acquisition are included in other assets in the above table and the Company’s consolidated balance sheet as of March 31, 2024. The amounts of fair value of goodwill and identifiable intangible assets at the time of acquisition were ¥94,324 million and ¥104,910 million, respectively. Goodwill is measured as an excess of consideration transferred over the net assets acquired recognized at fair value. The Company calculated the amount of goodwill based on fair value of assets acquired and liabilities assumed. The goodwill represents the future growth of ORIX Group from new revenue streams arising from the consolidation of DHC and synergies with the existing Company’s assets and businesses. The goodwill is not deductible for income tax purposes. The goodwill and other intangible assets recorded in connection with this acquisition are included in PE Investment and Concession segment.
Other intangible assets recognized in this acquisition consist of the following:

	Millions of yen	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangible assets that have indefinite useful lives:
Trademarks and trade names	¥77,721	—

Subtotal	77,721

Intangibles subject to amortization:
License	15,976	15

Customer relationships	11,213	16

Subtotal	27,189

Total	¥104,910

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2021, the beginning of the fiscal year ended March 31, 2022:

	Millions of yen
	March 31, 2022	March 31, 2023
Total revenues	¥2,598,161	¥2,754,190
Net Income	327,997	310,937
There are no total revenues and net income of DHC after acquisition included in the Company’s consolidated statement of income for the fiscal year ended March 31, 2023.
The unaudited supplemental pro forma financial information is based on estimates and assumptions, that the Company believes are reasonable and should not be taken as indicative of what the Company’s consolidated financial results would have been had the acquisition been completed on that date.
(2) Other Acquisitions
During fiscal 2022, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥99,239 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥49,393 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥39,977 million. The acquisitions were mainly included in Environment and Energy segment.
During fiscal 2023, the Company and its subsidiaries acquired entities, other than DHC, for a total cost of the acquisition consideration of ¥60,876 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥17,644 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥31,087 million. The acquisitions were mainly included in PE Investment and Concession segment.
During fiscal 2024, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥11,894 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥4,241 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥7,049 million. The acquisitions were mainly included in
PE Investment
and
Concession
segment.
The Company did not recognize any bargain purchase gain during fiscal 2022. The Company recognized a bargain purchase gain of ¥1,174 million associated with four of its acquisitions mainly in Environment and Energy segment during fiscal 2023. The Company did not recognize any bargain purchase gain during fiscal 2024.
The segment in which goodwill is allocated is disclosed in Note 13 “Goodwill and Other Intangible Assets.”
(3) Divestitures
Gains on sales of subsidiaries and equity method investments and liquidation losses, net for fiscal 2022, 2023 and 2024 amounted to ¥191,999 million, ¥33,000 million and ¥72,488 million, respectively. Gains on sales of subsidiaries and equity method investments and liquidation losses, net for fiscal 2022 mainly consisted of ¥163,775 million in Corporate Financial Services and Maintenance Leasing segment, ¥1,447 million in Environment and Energy segment, ¥20,041 million in ORIX USA segment and ¥6,701 million in Asia and Australia segment. Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net for fiscal 2023 mainly consisted of ¥137 million in Real Estate segment, ¥2,367 million in PE Investment and Concession segment, ¥16,698 million in Environment and Energy segment, ¥(1,076) million in Aircraft and Ships segment, ¥10,201 million in ORIX USA segment and ¥4,676 million in Asia and Australia segment. Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net for fiscal 2024 mainly consisted of ¥19,822 million in PE Investment and Concession segment, ¥(5,557) million in Environment and Energy segment, ¥57,470 million in Banking and Credit segment, ¥(1,978) million in ORIX USA segment and ¥2,502 million in ORIX Europe segment.
During fiscal 2022, the Company sold the business of Yayoi, which was a consolidated subsidiary of the Company. The sale resulted in a gain of ¥163,016 million which was included in gains on sales of subsidiaries and equity method investments and liquidation losses, net. A gain on the sale was included in Corporate Financial Services and Maintenance Leasing segment.
During fiscal 2024, the Company sold 66% of the common shares of a consolidated subsidiary, ORIX Credit Corporation (hereinafter, “ORIX Credit”) to a third-party. The
C
ompany retains a 34% interest in ORIX Credit, which became an equity method investment from fiscal 2024. The sale of the controlling interest resulted in a gain ¥37,930 million, and the remeasurement of the retained interest to its fair value resulted in a gain of ¥19,540 million, both of which were included in earnings as gains on sales of subsidiaries and equity method investment and liquidation losses, net during fiscal 2024. The fair value of the retained interest was remeasured using
the stock value based on the sale proceed.